Condensed Financial Information of the Parent Company (Details)	12 Months Ended
Sep. 30, 2022
Condensed Financial Information of the Parent Company (Details) [Line Items]
Registered capital percentage	50.00%
Net assets percentage	25.00%
PRC [Member]
Condensed Financial Information of the Parent Company (Details) [Line Items]
Accounting standards percentage	10.00%